GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2014	Dec. 31, 2013
Changes in the carrying amount of goodwill
Balance at beginning of year		$ 102,718	$ 97,961
Goodwill acquired during year (note 6 and 7)	8,697	8,697	2,061
Foreign currency translation adjustments		(7,449)	2,696
Balance at end of year		103,966	102,718
OEM Solutions
Changes in the carrying amount of goodwill
Balance at end of year		80,699	87,356
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at end of year		$ 23,267	$ 15,362